CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Operating activities:
Net income	$ 641	$ 633
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	480	305
Venezuela impairment of net monetary assets	14	246
Net change in operating assets and liabilities	(463)	189
Deferred Income Taxes Net And Uncertain Tax Positions	(217)	(51)
Research and development in process	0	10
Impairment of long lived assets	11	13
Stock-based compensation	40	24
Other items	3	7
Net gain from sale of long-lived assets and investments	(39)	0
Net cash provided by operating activities	470	1,376
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	0	(2,236)
Purchases of property, plant and equipment	(202)	(172)
Purchases of investments and other assets	(6)	(29)
Proceeds from sales of business, investments and long-lived assets	1,412	2
Other investing activities	(22)	18
Net cash provided by (used in) investing activities	1,182	(2,417)
Financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	0	329
Proceeds from issuance of mandatory convertible preferred shares, net of issuance costs	0	329
Net change in short-term debt	(1,350)	38
Dividends paid on ordinary shares	(346)	(307)
Dividends paid on preferred shares	(65)	(60)
Proceeds from exercise of options by employees	0	13
Proceeds from long-term loans and other long-term liabilities, net of issuance costs	0	(3)
Repayment of long-term loans And Other Long Term Liabilities	0	(41)
Other financing activities	(7)	(31)
Net cash used in (provided by) financing activities	(1,768)	267
Translation adjustment on cash and cash equivalents	28	(208)
Net change in cash and cash equivalents	(88)	(982)
Balance of cash and cash equivalents at beginning of period	988	6,946
Balance of cash and cash equivalents at end of period	$ 900	$ 5,964